Equity Compensation Plans	12 Months Ended
Dec. 31, 2014
EQUITY COMPENSATION PLANS [Abstract]
Equity Compensation Plans Disclosure

14. EQUITY COMPENSATION PLANS

2004 Share Incentive Plan

Ku6 Media’s 2004 Share Incentive Plan (“2004 Plan”) allows the Company to offer incentive awards to employees, directors, consultants or external service advisors of the Company. Under the terms of the Plan, options were generally granted at prices equal to or greater than the fair market value on the grant date, expire 10 years from the date of grant, and generally vest over 3-4 years.  Stock options under these plans were all granted prior to 2006 and as of January 1, 2006 all granted stock options were vested. There were 15,720,000 and 1,620,000 options outstanding as of December 31, 2013 and 2014, respectively. Pursuant to the resolution of the Company’s Board on December 3, 2010, the 185,550,800 remaining ordinary shares available for future grants under the 2004 Plan were terminated and unavailable for future use.  The remaining options as of December 31, 2014 expired in early 2015 unexercised.

	Options Outstanding	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life	Aggregate Intrinsic Value
		$		$
Outstanding at January 1, 2012	43,746,700	0.079	1.62	—
Granted	—	—	—	—
Exercised	—	—	—	—
Cancelled or Expired	(9,077,328)	0.025	—	—
Outstanding at December 31, 2012	34,669,372	0.094	0.89	—
Granted	—	—	—	—
Exercised	—	—	—	—
Forfeited	(18,949,372)	0.076	—	—
Outstanding at December 31, 2013	15,720,000	0.116	0.11	—
Granted	—	—	—	—
Exercised	—	—	—	—
Forfeited	(14,100,000)	0.117	—	—
Outstanding at December 31, 2014	1,620,000	0.103	0.00	—
Vested and expected to vest at December 31, 2014	1,620,000	0.103	0.00	—
Vested and exercisable at December 31, 2014	1,620,000	0.103	0.00	—

The aggregate intrinsic values are calculated as the differences between the market values of $0.0106, $0.0282 and $0.0100 of ordinary shares as of December 31, 2012, 2013 and 2014, respectively, and the exercise prices of the shares. The total intrinsic value of options exercised during the years ended December 31, 2012, 2013 and 2014 was nil.

2010 Equity Compensation Plan

In December 2010, the Company authorized an equity compensation plan (“2010 Equity Compensation Plan”) that provides for issuance of options to purchase up to 698,381,300 ordinary shares of the Company. Under the 2010 Equity Compensation Plan, the directors may, at their discretion, grant any officers (including directors) and employees of the Company and/or its subsidiaries, and individual consultant or advisor (i) options to subscribe for ordinary shares, (ii) share appreciation rights to receive payment, in cash and/or the Company’ ordinary shares, equal to the excess of the fair market value of the Company’ ordinary shares, or (iii) other types of compensation based on the performance of the Company’ ordinary shares.

On August 28, 2012, the Company granted stock options to purchase up to 28,500,000 ordinary shares under the 2010 Equity Compensation Plan at an exercise price of $0.0116 per share to its employees. The contract term of the options is six years.

On May 7, 2013, the Company granted stock options to purchase up to 254,100,000 ordinary shares under the 2010 Equity Compensation Plan at an exercise price of $0.0103 per share to its employees and senior management. Of all the stock options granted, 140,000,000 were granted to senior management of the Company, 50,600,000 were granted to employees of the Company, and 63,500,000 were granted to senior management and employees of Shanda. The contract term of the options is six years.

On June 3, 2013, the Company granted stock options to purchase up to 69,800,000 ordinary shares under the 2010 Equity Compensation Plan at an exercise price of $0.0113 per share to its senior management. The contract term of the options is six years.

There were no options granted in 2014.  As of December 31, 2014, 440,962,300 ordinary shares were available for future grants under the 2010 Equity Compensation Plan.

The options granted to directors and employees vest over a four year period, with 25% of the options to vest on each of the first, second, third and fourth anniversaries of the grant date as stipulated in the stock option agreements.

Options which were granted to senior management prior to 2013 vest in 16 instalments.  The first 2 of 16 instalments - options earned in the first two quarters after the grant date - shall vest and become exercisable at the first anniversary of the grant date.  There are no performance conditions attached to the first 2 instalments. For each quarter during the four-year period after the grant date (the “Performance Period Start Date”), one 1/16th instalment of the total options have the opportunity to be earned for each quarter contingent on the achievement of positive quarterly operating income for the quarter, provided the aggregate number of options earned in the Performance Period shall not exceed 14 of the 16 instalments comprising the total options granted. On each of the first, fourth, eighth and twelfth quarter earnings release dates from the first quarter of the Performance Period, all of the earned options during the four quarters preceding such earnings release date shall vest and become exercisable, in each case, provided that the employment with the Company remains on such vesting date.

The options granted to senior management in 2013 vest over a four year period, with 25% of the options to vest on each of the first, second, third and fourth anniversaries of the grant date as stipulated in the stock option agreements.

Option Modification

On December 11, 2013, the Board of Directors approved option modifications to modify the vesting conditions of certain outstanding options (granted to senior management) that were granted by the Company under the 2010 Equity Compensation Plan. The modifications waived the performance conditions attributable to the periods from the third quarter of 2011 to the third quarter of 2013, resulting in 60% of the options attributable to that period immediately vesting. Simultaneously, the performance condition was eliminated from the fourth quarter of 2013 prospectively. Other terms of the option grants remain unchanged. All eligible option grantees affected by such changes entered into amendments to their original share option agreements. The effect of the modification on the estimated fair value of the options was computed under relevant U.S. GAAP; the modifications resulted in total incremental compensation cost of $0.37 million, of which $0.18 million was recorded during the year ended December 31, 2013 for options that were fully vested. The remaining $0.19 million is being amortized over the remaining vesting periods of the respective options.

In accordance with ASC Topic 718, the Company recognizes share-based compensation expense for the options granted to directors and employees as well as the options to senior management vested only based on passage of time and continued employment with the Company, net of a forfeiture rate, using the straight-line method. For the options granted to senior management earned contingent on the achievement of quarterly performance targets, the Company recognized share-based compensation expense for the options earned in each quarter during the Performance Period using the graded-vesting attribution method when the Company concluded that it was probable that the performance targets would be achieved, net of a forfeiture rate.

Share-based compensation expense related to the stock options granted by the Company to its employees, senior management and directors under the 2010 Equity Compensation Plan amounted to $463,753, $1,023,871 and $600,995 for the years ended December 31, 2012, 2013 and 2014, respectively. Share-based compensation cost related to the option awards granted by the Company to senior management and employees of Shanda under the 2010 Equity Compensation Plan amounted to $350,761, $52,888 and $15,475 for the years ended December 31, 2012, 2013 and 2014, respectively, and was recognized as dividends distributed to Shanda up to the time of the cessation of majority ownership by Shanda on April 3, 2014; thereafter, it was recognized as expense.

The movements in stock options under the 2010 Equity Compensation Plan as of and for the years ended December 31, 2012, 2013 and 2014 are set out below.

	Options Outstanding	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life	Aggregate Intrinsic Value
		$		$
Outstanding at January 1, 2012	402,826,000	0.0352	5.47	—
Granted	28,500,000	0.0116	—	—
Exercised	—	—	—	—
Cancelled or expired	(126,070,000)	0.0367	—	—
Outstanding at December 31, 2012	305,256,000	0.0324	4.57	—
Granted	323,900,000	0.0105	—	—
Exercised	(4,000,000)	0.0116	—	55,213
Forfeited	(113,862,000)	0.0317	—	—
Outstanding at December 31, 2013	511,294,000	0.0189	4.70	6,514,815
Granted	—	—	—	—
Exercised	(32,712,500)	0.0103	—	138,955
Forfeited	(257,875,000)	0.0121	—	—
Outstanding at December 31, 2014	220,706,500	0.0280	2.97	—
Vested and expected to vest at December 31, 2014	200,348,900	0.0289	2.90	—
Vested and exercisable at December 31, 2014	119,243,125	0.0332	2.63	—

The intrinsic values as of December 31, 2012, 2013 and 2014 are calculated as the differences between the market values of $0.0106, $0.0282 and $0.0100 of ordinary shares as of December 31, 2012, 2013 and 2014 and the exercise prices of the options.

The weighted average grant-date fair value of options granted during the years ended December 31, 2012, 2013 and 2014 were $0.0076, $0.0071 and nil, respectively. Options vested during the years ended December 31, 2013 and 2014 were 50,140,375 and 51,602,500, respectively.

As of December 31, 2014, there was $0.35 million of unrecognized compensation cost, adjusted for estimated forfeitures, related to stock options granted by the Company to its employees, senior management and directors under the 2010 Equity Compensation Plan. This cost is expected to be recognized over a weighted average period of 1.55 years. Total compensation cost may be adjusted for future changes in estimated forfeitures.  As of December 31, 2014, there was $0.6 million of unrecognized compensation cost, adjusted for estimated forfeitures, related to stock options granted by the Company to the employees of Shanda under the 2010 Equity Compensation Plan, which will be recognized as expense over a weighted average period of 2.36 years.

The Black-Scholes option pricing model is used to determine the fair value of the stock options granted under the 2010 Equity Compensation Plan. The Black-Scholes model requires the input of highly subjective assumptions, including the expected stock price volatility and the sub-optimal early exercise factor. The risk-free rate for periods within the contractual lives of the options is based on the U.S. Treasury yield curve in effect at the time of grant. The fair values of stock options were estimated using the following weighted-average assumptions:

	Options Granted in 2012	Options Granted in 2013	Options Granted in 2014
Fair value of ordinary shares ($)	0.0116	0.0106~0.0131	—
Exercise price ($)	0.0116	0.0103~0.0113	—
Expected volatility (%)	100%	94%	—
Expected dividend yield (%)	0%	0%	—
Expected term (years)	3.5	3.5	—
Risk-free interest rate (per annum) (%)	1.2425%	1.3445%~1.3843%	—

(1) The risk-free interest rate for periods within the contractual life of the share option is based on the U.S. Treasury yield curve in effect at the time of grant for a term consistent with the expected term of the awards.

(2) The expected term of stock options granted is developed giving consideration to vesting period, contractual term and historical exercise pattern of options granted by the Company.

(3) The Company has no history or expectation of paying dividends on its common stock.

(4) Expected volatility is estimated based on the historical volatility of comparable companies’ stocks and of the Company’s common stock for a period equal to the expected term preceding the grant date.